AVAILABLE FOR SALE SECURITIES	6 Months Ended
Jun. 30, 2014
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	June 30, 2014	December 31, 2013
Amortized cost	60,967	75,657
Accumulated net unrealized gain	922	1,268
Carrying value	61,889	76,925

The Company's investment in marketable securities consists of investments in secured notes. The net unrealized accumulated gain on available-for-sale securities included in other comprehensive income as at June 30, 2014 was $0.9 million (December 31, 2013: net unrealized accumulated gain of $1.3 million).